Financial instruments - Financial instruments by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 40,973,887	R$ 35,166,488
Derivative financial instruments	214,169	311,445
Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,704,809	6,119,455
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,807,394	19,199,127
Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	672,184	513,877
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,495,962	3,971,078
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,399,979	1,548,134
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	291,770	316,171
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	517,895	530,030
Financial liabilities at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,889,993	32,197,872
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,408,383	31,471,197
Financial liabilities at amortised cost, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,704,809	6,119,455
Financial liabilities at amortised cost, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,807,394	19,199,127
Financial liabilities at amortised cost, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	672,184	513,877
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,495,962	3,971,078
Financial liabilities at amortised cost, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,411,334	1,548,134
Financial liabilities at amortised cost, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	316,700	119,526
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,481,610	726,675
Financial liabilities at fair value through profit or loss, category [member] | Deposits from banking customers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Trade Accounts Payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,988,645	0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	291,770	316,171
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	201,195	410,504
Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	550,503	3,527,198
Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,805,882	6,397,898
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,348,065	23,977,109
Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	416,103	488,480
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,063,119	250,747
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	260,188	4,182
Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	613	2,512
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	529,414	518,362
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,824,623	6,516,474
Amortized cost | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,805,882	5,250,496
Amortized cost | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,492	5,877
Amortized cost | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	416,103	488,480
Amortized cost | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,063,119	250,747
Amortized cost | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Amortized cost | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	613	2,512
Amortized cost | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	529,414	518,362
FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	810,691	4,633,080
FVPL | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	550,503	3,481,496
FVPL | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1,147,402
FVPL | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	260,188	4,182
FVPL | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVPL | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,338,573	24,016,934
FVOCI | Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	45,702
FVOCI | Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,338,573	23,971,232
FVOCI | Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Receivables From Related Parties [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
FVOCI | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 0	R$ 0